Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Stockholders’ Equity

Note 8 – Stockholders’ Equity

At September 30, 2023 and December 31, 2022, respectively, the Company had two (2) classes of stock:

Preferred Stock

-	5,000,000 shares authorized
-	none issued and outstanding
-	Par value - $0.0001
-	Voting – none
-	Ranks senior to any other class of preferred stock
-	Dividends – none
-	Liquidation preference – none
-	Rights of redemption – none
-	Conversion – none

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Common Stock

-	50,000,000 shares authorized
-	3,962,461 shares issued and 3,812,461 shares outstanding at September 30, 2023, and 3,335,674 shares issued and outstanding at December 31, 2022
-	Par value - $0.0001
-	Voting at 1 vote per share

Securities and Incentive Plans

See Schedule 14C Information Statements filed with the US Securities and Exchange Commission for complete details of the Company’s Stock Incentive Plans.

Equity Transactions for the Nine Months Ended September 30, 2023

Stock Issued for Cash

The Company sold 8,393 shares of common stock for $25,803 ($3.06 – 3.53/share) through at the market (“ATM”) sales via a sales agent who was eligible for commissions of 3% for any sales of common stock made. The Company also paid $25,803 in related expenses as direct offering costs in connection with the sale of these shares.

Stock Issued for Services – Related Parties

The Company issued an aggregate 191,623 shares of common stock to a Company officer as well various board members for services rendered, having a fair value of $502,761 ($1.75 – $3.51/share), based upon the quoted closing trading price. The issuance of these shares was pursuant to vesting.

Stock Issued for Services

The Company issued 25,000 shares of common stock to a consultant for services rendered, having a fair value of $119,750 ($4.79/share), based upon the quoted closing trading price.

Stock Issued for Debt Issuance Costs – Related Party

The Company issued 250,000 shares of common stock in connection with the issuance of a note payable (See Note 5), having a fair value of $662,500 ($2.56 - $2.71/share), based upon the quoted closing trading price. The lender holds a greater than 5% controlling interest in the Company.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Equity Transactions for the Year Ended December 31, 2022

Stock Issued for Services – Related Parties

The Company issued 45,932 shares of common stock to certain officers and directors for services rendered, having a fair value of $1,309,524 ($28.51/share), based upon the quoted closing trading price. The recipients were subject to vesting provisions in connection with their restricted stock grants, and in certain cases, for any individual that was terminated, related shares may have received accelerated vesting.

Stock Issued for Services

The Company issued 4,268 shares of common stock for services rendered, having a fair value of $102,759 ($24.08/share), based upon the quoted closing trading price.

Stock Issued for Acquisition

The Company issued 5,040 shares of common stock in connection with the acquisition of Full Service Fueling, having a fair value of $50,000 ($9.92/share), based upon the quoted closing trading price.

Restricted Stock and Related Vesting

A summary of the Company’s nonvested shares (due to service based restrictions) as of September 30, 2023 and December 31, 2022, is presented below:

		Weighted Average
	Number of	Gant Date
Non-Vested Shares	Shares	Fair Value
Balance - December 31, 2021	39,698	$26.16
Granted	120,850	5.04
Vested	(50,693)	21.52
Cancelled/Forfeited	(4,375)	16.00
Balance - December 31, 2022	105,481	0.56
Granted	836,800	2.33
Vested	(196,594)	2.90
Cancelled/Forfeited	(23,379)	2.21
Balance - September 30, 2023	722,308	$0.71

The Company has issued various equity grants to board directors, officers, consultants and employees. These grants typically contain a vesting period of one to three years and require services to be performed in order to vest in the shares granted.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

The Company determines the fair value of the equity grant on the issuance date based upon the quoted closing trading price. These amounts are then recognized as compensation expense over the requisite service period and are recorded as a component of general and administrative expenses in the accompanying consolidated statements of operations.

The Company recognizes forfeitures of restricted shares as they occur rather than estimating a forfeiture rate. Any unvested share based compensation is reversed on the date of forfeiture, which is typically due to service termination.

At September 30, 2023, unrecognized stock compensation expense related to restricted stock was $515,051, which will be recognized over a weighted-average period of 0.19 years

Stock Options

Stock option transactions for the nine months ended September 30, 2023 and the year ended December 31, 2022 are summarized as follows:

			Weighted
			Average		Weighted
		Weighted	Remaining		Average
		Average	Contractual	Aggregate	Grant
Stock Options	Number of Options	Exercise Price	Term (Years)	Intrinsic Value	Date Fair Value
Outstanding - December 31, 2021	21,923	$14.24	3.25	$-	$-
Vested and Exercisable - December 31, 2021	21,923	$14.24	3.25	$-	$-
Unvested and non-exercisable - December 31, 2021	-	$-	-	$-	$-
Granted	71,558	$5.59			$4.99
Exercised	-	-
Cancelled/Forfeited	-	-
Outstanding - December 31, 2022	93,481	$7.62	3.68	$-	$-
Vested and Exercisable - December 31, 2022	64,823	$8.45	3.47	$-	$-
Unvested and non-exercisable - December 31, 2022	28,658	$5.74	4.16	$-	$-
Granted	254,824	$6.97			$0.29
Exercised	-	$-
Cancelled/Forfeited	(348,306)	$7.14
Outstanding - September 30, 2023	-	$-	-	$-	$-
Vested and Exercisable - September 30, 2023	-	$-	-	$-	$-
Unvested and non-exercisable - September 30, 2023	-	$-	-	$-	$-

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Nine Months Ended September 30, 2023

The Company granted 254,825 stock options, having a fair value of $73,920.

Of the total, 54,825 were granted to our former Chief Executive Officer in lieu of accrued salary totaling $50,000. These options were fully vested on the grant date.

The remaining 200,000 options were granted to consultants for a project that was cancelled during the third quarter of 2023. As a result, the Company recorded a grant date fair value of $23,920. All previously recorded stock based compensation ($7,973) was reversed during the third quarter of 2023.

The fair value of the stock options granted in 2023 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	59% - 62%
Expected dividends	0%
Risk free interest rate	4.00%

At September 30, 2023, the Company determined that all outstanding options previously granted were held by former officers, directors and employees. None of these individuals had timely exercised their options post termination in an allowable time period.

Year Ended December 31, 2022

The Company granted 71,558 stock options, having a fair value of $357,400.

Of the total, 65,308 stock options were granted to certain former officers and directors for services to be rendered, having a fair value of $350,000.

Of these total options granted, 28,572 options were fully vested ($153,125), the remaining 36,736 were subject to cancellation due to termination of services. In 2023, the Company reversed previously recorded stock based compensation of $9,375, which was reversed due to non-vesting in these service based grants. Due to some of these options being cancelled during the third quarter of 2023, an additional $14,063 was also reversed due to non-vesting in those service based grants.

The remaining 6,250 stock options were granted to a consultant for services to be rendered, having a fair value of $7,400. Only 3,125 options having a fair value of $3,700 vested. The remaining 3,125 options ($3,700) will not vest and no additional compensation was recorded.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

The fair value of the stock options granted in 2022 were determined using the Black-Scholes Option pricing model with the following assumptions:

Expected term (years)	5.00
Expected volatility	62%
Expected dividends	0%
Risk free interest rate	1.64%

Stock-Based Compensation

Stock-based compensation expense for the nine months ended September 30, 2023 and 2022 included those amounts associated with vesting of common stock and options of $569,519 and $1,145,472, respectively with various officers and directors. These amounts also included a reduction related to common stock and stock options for individuals who were terminated and did not vest in their awards, in which the Company recorded previously recognized expense. These amounts were insignificant.

Of the totals above, $553,994 and $694,524 were for related parties for the nine months ended September 30, 2023 and 2022, respectively.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

Warrants

Warrant activity for the nine months ended September 30, 2023 and the year ended December 31, 2022 are summarized as follows:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Warrants	Price	Term (Years)	Value
Outstanding - December 31, 2021	203,629	$4.15	3.22	$-
Vested and Exercisable - December 31, 2021	203,629	$4.15	3.22	$-
Unvested - December 31, 2021	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - December 31, 2022	203,629	$4.15	2.22	$82,756
Vested and Exercisable - December 31, 2022	203,629	$4.15	2.22	$82,756
Unvested - December 31, 2022	-	$-	-	$-
Granted	-
Exercised	-
Cancelled/Forfeited	-
Outstanding - September 30, 2023	203,629	$4.15	1.48	$159,271
Vested and Exercisable - September 30, 2023	203,629	$4.15	1.48	$159,271
Unvested and non-exercisable - September 30, 2023	-	$-	-	$-

(9) Shareholders Equity

Authorized shares include 500 million common shares and 50 million preferred shares. Immediately prior to the Company’s IPO in December 2022, all shares of common stock then outstanding converted into an aggregate of 18,750,000 shares of common stock following a one for 3.763243 reverse stock split approved by the Company’s board of directors and its shareholders.

On August 1, 2020, the Company’s board of directors approved the EzFill Holdings, Inc. 2020 Equity Incentive Plan (Plan), which plan has also been approved by the Company’s shareholders. The Company has reserved 1,913,243 of its outstanding shares of common stock for issuance under the Plan. On June 3, 2022, the Company’s board of directors approved the EzFill Holdings, Inc. 2022 Equity Incentive Plan (2022 Plan), which plan has also been approved by the Company’s shareholders. The Company has reserved 2,600,000 of its outstanding shares of common stock for issuance under the 2022 Plan. Participation in the Plans will continue until the benefits to which the participants are entitled have been paid in full.

Common stock

During the year ended December 31, 2021, 30,559 shares of common stock were sold for cash proceeds of $115,000.

During the year ended December 31, 2021, the Company issued 26,573 shares to an executive as a signing bonus and recorded related stock compensation expense of $100,000 and issued 53,144 signing shares to directors and recorded related stock compensation expense of $200,000.

During the year ended December 31, 2021, the Company recorded stock-based compensation expense of $345,000 related to shares granted for sponsorships and $110,000 related to shares granted to consultants.

During the year ended December 31, 2021, the Company issued 600,000 shares related to accrued bonuses, and 375,000 shares related to an acquisition that had previously been accrued in 2020.

During the year ended December 31, 2022, the Company issued 20,000 shares to a consultant for services rendered and recorded stock compensation of $68,500.

During the year ended December 31, 2022, the Company issued 40,323 shares to the sellers of the assets of Full Service Fueling. See note 13.

During the year ended December 31, 2022, the Company issued 182,540 shares of restricted stock and 522,462 stock options to executives. Total stock compensation expense of $587,500 is being recorded over the vesting period. Included in these amounts are 75,893 shares of stock and 125,951 stock options granted to two former executives for which vesting was accelerated upon their termination. The Company also granted a total of 776,761 restricted shares to directors during the year ended December 31, 2022, for which stock compensation expense of $365,000 is being recorded over the vesting period. The aforementioned grants were made pursuant to the Company’s 2020 Incentive Compensation Plan.

A total of 966,801 shares of restricted stock were issued to employees, board members and consultants during the year ended December 31, 2022. The restricted shares vest over periods from one to three years and are being recognized as expense on a straight-line basis over the vesting period of the awards. A total expense of $1,195,053 and 177,510 was recorded for the years ended December 31, 2022, and 2021, respectively.

A summary of the restricted stock activity is presented as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value

Outstanding at
December 31, 2021	317,586	$3.27
Granted	966,801	0.63
Vested	(405,542)	2.69
Forfeited	(35,000)	2.00
December 31, 2022	843,845	$0.56

The Company recognizes forfeitures of restricted shares as they occur rather than estimating a forfeiture rate. The reduction of stock compensation expense related to the forfeitures was $2,365 and $0 for the years ended December 31, 2022, and 2021, respectively.

Unrecognized stock compensation expense related to restricted stock was approximately $206,000 as of December 31, 2022, which will be recognized over a weighted-average period of 0.7 years.

Stock Options and Warrants

The following table represents option activity during the year ended December 31, 2022:

	Number of	Weighted Average	Weighted Average Remaining Contractual Term
	Options	Exercise Price	(years)
Outstanding at December 31, 2021	175,384	$1.78	3.3
Options granted	572,462	1.26	7.0
Outstanding at December 31, 2022	747,846	$1.36	4.2
Exercisable at December 31, 2022	428,962	$1.46	3.4

The fair value of the stock options granted in 2022 was determined using the Black-Scholes option pricing model with the following assumptions:

Year Ended December 31, 2022
Valuation assumptions:
Risk-free rate	1.64%
Expected volatility	62%
Expected term (years)	5
Dividend yield	0

Unrecognized stock compensation expense related to stock options was approximately $131,000 as of December 31, 2022, which will be recognized over a weighted-average period of 2.0 years.

The underwriter’s representatives for the Company’s IPO received warrants to purchase up to 359,375 shares. The warrants are exercisable from March 14, 2022, until September 14, 2026, at an exercise price of $5.00 per share.

In April 2021, the Company issued 106,291 warrants to a lender in connection with a loan that has been repaid. The warrants are exercisable until September 14, 2024, at $5.00 per share.

The intrinsic value of options and warrants outstanding at December 31, 2022, and December 31, 2021 was $0 and $0, respectively.

Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Stockholders’ Equity

Note 6 – Stockholders’ Equity

Authorized Capital

The Company is authorized to issue 100,000 shares of common stock, $0.001 par value, and 100,000 shares of common stock, $0.001 par value. Since the inception of the Company, all shares authorized, issued and outstanding has been to Michael Farkas, a related party.

Note 6 – Stockholders’ Equity

Authorized Capital

The Company is authorized to issue 100,000 shares of common stock, $0.001 par value, and 100,000 shares of common stock, $0.001 par value. Since the inception of the Company, all shares authorized, issued and outstanding has been to Michael Farkas, a related party.